FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 1,138	$ 1,407	$ 110
Payments of long-term debt	(798)	(2,691)	(4,912)
Proceeds from short-term debt	2,319	1,859	1,516
Payments of short-term debt	(2,871)	(2,102)	(2,721)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities	10,143	11,789
Proceeds from long-term debt	1,138	1,407
Payments of long-term debt	(798)	(2,691)
Amortized cost	9	19
Unrealized foreign exchange effects	(240)	589
Current portion of long-term debt	(1,130)	(976)
Debt acquired through business combinations	174
Debt classified as held for sale (2.3.2)	(77)
Other movements	97	6
Liabilities arising from financing activities	9,316	10,143	11,789
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities	2,785	1,885
Amortized cost	18	22
Unrealized foreign exchange effects	(219)	190
Proceeds from short-term debt	2,319	1,859
Payments of short-term debt	(2,949)	(2,164)
Current portion of long-term debt	1,130	976
Debt acquired through business combinations	69
Other movements	14	17
Liabilities arising from financing activities	$ 3,167	$ 2,785	$ 1,885